Discontinued Operations (Schedule Of Calculation Of Net loss On Disposal) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 13, 2012	Dec. 31, 2012
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Carrying value of equity method investment divested		$ (394.2)
Alkermes Plc [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Share proceeds	380.9
Initial carrying value of available for sale investment		126.5
Carrying value of equity method investment divested		(394.2)
Net loss		(13.3)
Alkermes Plc [Member] | Discontinued Operations [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Share proceeds		398.5
Initial carrying value of available for sale investment		126.5
Carrying value of equity method investment divested		(520.7)
Transaction costs		(17.6)
Net loss		$ (13.3)